Warrant Liabilities - Schedule of Movement of the Warrant Liability (Details) - CHF (SFr) SFr in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of detailed information about borrowings [line items]
Warrant liabilities, Beginning Balance			SFr 14,478	SFr 19,851
Number of outstanding warrants, Beginning Balance (Share)			2,104,906
Fair value (gain)/loss on warrant liability	SFr (12,100)	SFr 200	SFr (4,117)	12,145
Exercise of public and private warrants			SFr (2,542)	SFr (16,886)
Exercise of public and private warrants (Share)			(186,929)	(1,817,063)
Warrant liabilities, Ending Balance	SFr 7,819	SFr 15,110	SFr 7,819	SFr 15,110
Number of outstanding warrants, Ending Balance (Share)	1,917,977	2,201,321	1,917,977	2,201,321
BCA Warrants
Disclosure of detailed information about borrowings [line items]
Warrant liabilities, Beginning Balance			SFr 13,881	SFr 19,390
Fair value (gain)/loss on warrant liability			(3,824)	12,145
Exercise of public and private warrants			(2,542)	(16,886)
Warrant liabilities, Ending Balance	SFr 7,515	SFr 14,649	7,515	14,649
Blackrock Warrant
Disclosure of detailed information about borrowings [line items]
Warrant liabilities, Beginning Balance			597	461
Fair value (gain)/loss on warrant liability			(293)
Warrant liabilities, Ending Balance	SFr 304	SFr 461	SFr 304	SFr 461